Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Expected tax at statutory rates
Expected tax at statutory rates, Federal, Amount	$ (163,000)		$ 105,000	$ (528,000)
Expected tax at statutory rates, Federal, Percent	21.00%		21.00%	21.00%
Expected tax at statutory rates, State, Amount	$ 76,000		$ (49,000)	$ 246,000
Expected tax at statutory rates, State, Percent	(10.00%)		10.00%	10.00%
Permanent Differences, Amount	$ (2,000)		$ (53,000)	$ (4,000)
Permanent Differences, Percent	0.00%		(20.00%)	0.00%
Temporary difference for derivative gain, Amount	$ 1,000
Temporary difference for derivative gain, Percent	0.00%
Temporary difference for stock compensation, Amount	$ 11,000		$ 173,000	$ 147,000
Temporary difference for stock compensation, Percent	(1.00%)		(35.00%)	6.00%
Other, Amount	$ 127,000		$ 99,000	$ 474,000
Other, Percent	(16.00%)		(19.00%)	18.00%
Prior Year True-Ups, Amount	$ 0
Prior Year True-Ups, Percent	0.00%
Current Year Change in Valuation Allowance
Federal, Amount	$ 28,000		$ 1,295,000	$ (2,051,000)
Federal, Percent	(4.00%)		(260.00%)	(82.00%)
Current Year Change in Valuation Allowance, State, Amount	$ (78,000)		$ (670,000)	$ 771,000
Current Year Change in Valuation Allowance, State, Percent	10.00%		(125.00%)	(31.00%)
Income tax expense, Amount	$ 0	$ 0	$ 0	$ 0
Income tax expense, Percent	0.00%		0.00%	0.00%